Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Deductible VAT	10,647	11,434	1,566
Rental deposits	64,708	46,361	6,351
Interest receivables	62,159	61,027	8,361
Others	49,972	51,931	7,115
Total	187,486	170,753	23,393